Trade and Other Receivables	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	SA Rand
Figures in million	2024	2023
Financial assets
Trade receivables (metals)	1 239	1 179
Other trade receivables	401	460
Loss allowance	(212)	(211)
Trade receivables – net	1 428	1 428
Interest and other receivables	150	121
Employee receivables	10	12
Non-financial assets
Prepayments	355	189
Value added tax and general sales tax	625	570
Income and mining taxes	36	75
Total trade and other receivables	2 604	2 395
18    Trade and other receivables continued
The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 37 for details):

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	211	204
Increase in loss allowance recognised during the year	49	155
Reversal of loss allowance during the year	(48)	(148)
Balance at end of year	212	211

The movement relates to various individually immaterial debtors.

The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2024
Not past due[1]	1 364	—
Past due by 1 to 30 days	33	12
Past due by 31 to 60 days	21	9
Past due by 61 to 90 days	15	7
Past due by more than 90 days	54	50
Past due by more than 361 days	153	134
Total	1 640	212
30 June 2023
Not past due[1]	1 331	—
Past due by 1 to 30 days	64	29
Past due by 31 to 60 days	22	14
Past due by 61 to 90 days	42	9
Past due by more than 90 days	42	38
Past due by more than 361 days	138	121
Total	1 639	211
[1]    The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.

There were no renegotiations of the terms of any receivables during 2024 and 2023. As at 30 June 2024 and 30 June 2023, there was no collateral pledged or held for any of the receivables.